Capital Disclosures	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Disclosures
CAPITAL DISCLOSURES

The Company's capital management objective is to maintain financial flexibility and sufficient sources of liquidity to execute our capital programs, while meeting our short and long-term commitments. We strive to actively manage our capital structure in response to changes in economic conditions and the risk characteristics of our oil and gas properties. At December 31, 2017, our capital structure was comprised of shareholders' capital, long-term debt, working capital and the bank loan.

Baytex monitors capital based on the ratio of net debt to adjusted funds flow and the level of undrawn credit facilities. The Company's adjusted funds flow depends on a number of factors, including commodity prices, production and sales volumes, royalties, operating expenses, taxes and foreign exchange rates. In order to manage our capital structure and liquidity, we may from time to time issue equity or debt securities, enter into business transactions including the sale of assets or adjust capital spending to manage current and projected debt levels. There is no certainty that any of these additional sources of capital would be available if required.

The Company's Revolving Facilities are comprised of a US$25 million operating loan and a US$350 million syndicated loan for Baytex and a US$200 million syndicated loan for Baytex's wholly-owned subsidiary, Baytex Energy USA, Inc. At December 31, 2017, Baytex was in compliance with all of the covenants contained in the Revolving Facilities and had unused capacity of $494.6 million.

We consider adjusted funds flow a key measure that provides a more complete understanding of operating performance and our ability to generate funds for capital investments, debt repayment, settlement of our abandonment obligations and potential future dividends. In addition, the Company uses a ratio of net debt to adjusted funds flow to manage its capital structure. We eliminate changes in non-cash working capital and settlements of abandonment obligations from cash flow from operations as the amounts can be discretionary and may vary from period to period depending on our capital programs and the maturity of our operating areas. The settlement of abandonment obligations are managed with our capital budgeting process which considers available adjusted funds flow. Adjusted funds flow should not be construed as an alternative to performance measures determined in accordance with GAAP, such as cash flow from operating activities and net income or loss.

Adjusted funds flow is reconciled to the nearest measure determined in accordance with IFRS, cash flow from operating activities, as set forth below.

	Years Ended December 31
	2017	2016
Cash flow from operating activities	$325,208	$247,365
Change in non-cash working capital	8,962	23,270
Asset retirement obligations settled	13,471	5,616
Adjusted funds flow	$347,641	$276,251

Net debt does not have any standardized meaning prescribed by IFRS and may not be comparable with the calculation of similar measure for other entities. The computation of net debt is set forth below.

	As at December 31
	2017	2016
Bank loan - principal	$213,376	$191,286
Long-term notes - principal	1,489,210	1,584,158
Trade and other payables	144,542	112,973
Cash	—	(2,705)
Trade and other receivables	(112,844)	(112,171)
Net debt	$1,734,284	$1,773,541

Availability under the Company's existing Revolving Facilities and the computed net debt to adjusted funds flow ratio as at December 31, 2017 and 2016 is set forth below.

	As at December 31
	2017	2016
Available undrawn credit facilities	$494,634	$580,767
Net debt to adjusted funds flow ratio	5.0	6.4

We utilized the Revolving Facilities to close the property acquisition (note 4) on January 20, 2017 which reduced the undrawn amount of the credit facility at December 31, 2017 as compared to December 31, 2016.

The decrease in the net debt to adjusted funds flow ratio relative to December 31, 2016 is attributed to higher adjusted funds flow from improved commodity prices and higher annual production in 2017, along with a decrease in net debt as at December 31, 2017.